Long-Term Investments (Tables)	12 Months Ended
Sep. 30, 2023
Long-Term Investments [Abstract]
Schedule of Long-Term Investments	Long-term investments consisted of the following as of September 30, 2023 and 2022:
	2023	2022
Huashang Micro Finance Co.	$5,208,333	$5,341,956
Longwan Rural Commercial Bank	6,165,296	6,323,469
Wenzhou Longlian Development Co., Ltd	1,142,188	1,171,491
Total long-term investments, at cost	$12,515,817	$12,836,916
Add: upward adjustments	-	-
Less: impairment and downward adjustments	-	-
Long-term investments	$12,515,817	$12,836,916